Financial Instruments and Risk Management - Schedule of net monetary position in significant foreign currencies (Details) - Dec. 31, 2024 - Currency risk [Member]
€ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands
	USD ($)	CAD ($)	EUR (€)	CHF (SFr)	SEK (kr)	ISK (kr)
US Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ (2,008)
Impact of 10% variance in foreign exchange rate	183
Canadian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	105
Impact of 10% variance in foreign exchange rate		$ 7
Euro Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	187
Impact of 10% variance in foreign exchange rate | €			€ 18
Swiss Francs [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	74
Impact of 10% variance in foreign exchange rate | SFr				SFr 7
Swedish Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	2,792
Impact of 10% variance in foreign exchange rate | kr					kr 23
Icelandic Krona [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Net Monetary Position	$ 1,150
Impact of 10% variance in foreign exchange rate | kr						kr 1